UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SOCIAL AWARENESS STOCK PORTFOLIO

FORM N-Q

JULY 31, 2005

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.0%
CONSUMER DISCRETIONARY - 12.4%
Household Durables - 2.4%
6,900	Black & Decker Corp.	$623,139
6,000	Centex Corp.	443,880
14,234	KB HOME	1,165,907

		2,232,926

Internet & Catalog Retail - 1.7%
59,300	IAC/InterActiveCorp*	1,583,310

Media - 5.6%
24,400	Cablevision Systems Corp., New York Group, Class A Shares*	755,668
4,700	Clear Channel Communications Inc.	153,408
18,600	Comcast Corp., Special Class A Shares*	558,000
8,100	Omnicom Group Inc.	687,447
73,300	Time Warner Inc.	1,247,566
41,950	Viacom Inc., Class B Shares	1,404,905
22,900	Westwood One Inc.	466,473

		5,273,467

Multi-Line Retail - 0.6%
10,000	Target Corp.	587,500

Specialty Retail - 2.1%
23,000	Home Depot Inc.	1,000,730
15,200	Lowe’s Cos. Inc.	1,006,544

		2,007,274

	TOTAL CONSUMER DISCRETIONARY	11,684,477

CONSUMER STAPLES - 5.7%
Beverages - 2.3%
28,000	Coca-Cola Co.	1,225,280
17,500	PepsiCo Inc.	954,275

		2,179,555

Food & Staples Retailing - 0.7%
19,000	Sysco Corp.	685,140

Household Products - 2.1%
7,700	Clorox Co.	430,045
29,500	Colgate-Palmolive Co.	1,561,730

		1,991,775

Personal Products - 0.6%
10,500	Gillette Co.	563,535

	TOTAL CONSUMER STAPLES	5,420,005

ENERGY - 7.6%
Energy Equipment & Services - 2.0%
17,300	GlobalSantaFe Corp.	778,327
17,400	Noble Corp.	1,168,932

		1,947,259

Oil, Gas & Consumable Fuels - 5.6%
23,100	Apache Corp.	1,580,040
32,726	BP PLC, Sponsored ADR	2,155,989
24,800	Royal Dutch Shell PLC, ADR, Class A Shares	1,519,744

		5,255,773

	TOTAL ENERGY	7,203,032

FINANCIALS - 18.4%
Capital Markets - 4.9%
45,000	Bank of New York Co. Inc.	1,385,100

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Capital Markets (continued)
7,100	Bear Stearns Cos. Inc.	$724,981
16,200	Charles Schwab Corp.	221,940
10,000	Merrill Lynch & Co. Inc.	587,800
16,500	Morgan Stanley	875,325
11,100	State Street Corp.	552,114
4,500	T. Rowe Price Group Inc.	298,575

		4,645,835

Commercial Banks - 1.5%
7,200	Comerica Inc.	439,920
6,500	Fifth Third Bancorp.	280,150
11,500	Wells Fargo & Co.	705,410

		1,425,480

Consumer Finance - 5.4%
28,900	American Express Co.	1,589,500
5,100	Capital One Financial Corp.	420,750
29,750	MBNA Corp.	748,510
44,900	SLM Corp.	2,311,901

		5,070,661

Diversified Financial Services - 1.6%
41,648	JPMorgan Chase & Co.	1,463,511

Insurance - 5.0%
19,600	Ambac Financial Group Inc.	1,408,064
26,560	American International Group Inc.	1,598,912
14,000	Prudential Financial Inc.	936,600
11,300	XL Capital Ltd., Class A Shares	811,566

		4,755,142

	TOTAL FINANCIALS	17,360,629

HEALTH CARE - 18.1%
Biotechnology - 6.0%
29,500	Amgen Inc.*	2,352,625
26,500	Genentech Inc.*	2,367,245
12,700	Genzyme Corp.*	945,007

		5,664,877

Health Care Equipment & Supplies - 2.7%
11,900	Guidant Corp.	818,720
22,200	Medtronic Inc.	1,197,468
11,200	St. Jude Medical Inc.*	530,992

		2,547,180

Health Care Providers & Services - 1.7%
7,600	Aetna Inc.	588,240
5,000	HCA Inc.	246,250
16,200	Tenet Healthcare Corp.*	196,668
8,000	WellPoint Inc.*	565,920

		1,597,078

Pharmaceuticals - 7.7%
16,500	Eli Lilly & Co.	929,280
14,000	Johnson & Johnson	895,440
65,000	Pfizer Inc.	1,722,500
68,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,160,320
34,200	Wyeth	1,564,650

		7,272,190

	TOTAL HEALTH CARE	17,081,325

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 9.6%
Aerospace & Defense - 0.5%
12,800	Honeywell International Inc.	$502,784

Air Freight & Logistics - 0.8%
10,800	United Parcel Service Inc., Class B Shares	788,076

Airlines - 1.2%
81,430	Southwest Airlines Co.	1,155,492

Electrical Equipment - 2.3%
76,700	American Power Conversion Corp.	2,156,037

Industrial Conglomerates - 2.3%
72,000	Tyco International Ltd.	2,193,840

Machinery - 1.7%
9,000	Illinois Tool Works Inc.	770,850
23,200	Navistar International Corp.*	792,280

		1,563,130

Road & Rail - 0.8%
20,300	Norfolk Southern Corp.	755,363

	TOTAL INDUSTRIALS	9,114,722

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 5.8%
57,500	Cisco Systems Inc.*	1,101,125
63,300	Juniper Networks Inc.*	1,518,567
44,300	Motorola Inc.	938,274
112,200	Nokia Oyj, Sponsored ADR	1,789,590
49,100	Nortel Networks Corp.*	129,133

		5,476,689

Computers & Peripherals - 3.0%
33,300	Dell Inc.*	1,347,651
54,900	EMC Corp.*	751,581
29,300	Network Appliance Inc.*	747,443

		2,846,675

Electronic Equipment & Instruments - 1.6%
33,100	Agilent Technologies Inc.*	868,544
50,000	Vishay Intertechnology Inc.*	701,000

		1,569,544

IT Services - 2.4%
38,600	Accenture Ltd., Class A Shares*	966,544
10,200	First Data Corp.	419,628
24,500	Paychex Inc.	855,295

		2,241,467

Semiconductors & Semiconductor Equipment - 3.0%
17,700	Applied Materials Inc.	326,742
4,891	Freescale Semiconductor Inc., Class B Shares*	125,943
87,500	Intel Corp.	2,374,750

		2,827,435

Software - 7.2%
15,200	Amdocs Ltd.*	451,288
55,300	BEA Systems Inc.*	501,018
52	Computer Associates International Inc.	1,427
100,300	Microsoft Corp.	2,568,683
64,900	Oracle Corp.*	881,342
35,500	Siebel Systems Inc.	298,200

See Notes to Schedule of Investments.

SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Software (continued)
95,669	Symantec Corp.*	$2,101,848

		6,803,806

	TOTAL INFORMATION TECHNOLOGY	21,765,616

MATERIALS - 4.3%
Chemicals - 3.6%
22,400	Air Products & Chemicals Inc.	1,338,624
25,000	E.I. du Pont de Nemours & Co.	1,067,000
20,000	Praxair Inc.	987,800

		3,393,424

Paper & Forest Products - 0.7%
10,000	International Paper Co.	316,000
5,000	Weyerhaeuser Co.	344,900

		660,900

	TOTAL MATERIALS	4,054,324

UTILITIES - 0.9%
Electric Utilities - 0.4%
10,000	Southern Co.	349,900

Multi-Utilities - 0.5%
10,000	Consolidated Edison Inc.	481,600

	TOTAL UTILITIES	831,500

	TOTAL INVESTMENTS - 100.0% (Cost - $77,117,161#)	94,515,630
	Other Assets in Excess of Liabilities - 0.0%	86

	TOTAL NET ASSETS - 100.0%	$94,515,716

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Social Awareness Stock Portfolio (the “Fund”) is a separate diversified investment fund of Travelers Series Fund Inc. (“Company”). The Company, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,925,831
Gross unrealized depreciation	(5,527,362)

Net unrealized appreciation	$17,398,469

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
Chief Executive Officer

Date	September 28, 2005

By	/S/ JAMES M. GIALLANZA
Chief Financial Officer

Date	September 28, 2005